Prepayments and Other Current Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Provision for doubtful accounts receivable	¥ 2,973	$ 456	¥ 24,807	¥ 10,099
Inventory Valuation Reserves	23,694		2,800	149	$ 3,631
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Increase decrease in other receivables	19,765	3,029
Prepaid Expenses and Other Current Assets [Member]
Provision for doubtful accounts receivable	¥ 32,999	$ 5,057	¥ 109,408	¥ 6,292